DECONSOLIDATION OF GOLAR POWER ENTITIES - Underlying Carrying Value of Golar Powers' Net Assets at Deconsolidation Date (Details) - Golar Power $ in Thousands	Jul. 06, 2016 USD ($)
Current
Cash and cash equivalents	$ 10,992
Restricted cash	15,463
Trade accounts receivable	1,474
Other receivables, prepaid expenses and accrued income	178
Short term amounts due from related parties	3,000
Inventory	952
Total current assets	32,059
Non-current
Newbuildings	50,436
Vessels, net	387,261
Total assets	469,756
Current
Current portion of long-term debt	20,032
Trade accounts payable	969
Accrued expenses	21,357
Total current liabilities	42,358
Non-current
Long-term debt	190,685
Total liabilities	233,043
Equity
Stockholders’ equity	236,713
Total liabilities and stockholders' equity	$ 469,756